INCOME TAX - Income Tax Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Current income tax expense	$ 90	$ 4
Deferred income tax (recovery) expense	(9)	57
Income tax expense	$ 81	$ 61